FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07851
                                    ---------

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/09
                           -------



Item 1. Schedule of Investments.



Franklin Templeton Fund Allocator Series
Franklin Templeton 2015 Retirement Target Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                SHARES            VALUE
                                                                           ---------------   ---------------
     INVESTMENTS IN UNDERLYING FUNDS(a)
     DOMESTIC EQUITY 44.9%
(b)  Franklin Flex Cap Growth Fund, Advisor Class                                   96,283   $     3,747,332
(b)  Franklin Growth Opportunities Fund, Advisor Class                              85,591         1,500,417
     Franklin MicroCap Value Fund, Advisor Class                                    25,821           701,810
(b)  Franklin Natural Resources Fund, Advisor Class                                 22,154           690,973
(b)  Franklin Small Cap Growth Fund, Advisor Class                                  78,143           660,305
     Franklin Utilities Fund, Advisor Class                                         43,359           467,848
     Mutual Shares Fund, Class Z                                                   138,225         2,555,785
                                                                                             ---------------
                                                                                                  10,324,470
                                                                                             ---------------
     DOMESTIC FIXED INCOME 16.1%
     Franklin Total Return Fund, Advisor Class                                     177,681         1,705,737
     Franklin U.S. Government Securities Fund, Advisor Class                       297,398         1,995,538
                                                                                             ---------------
                                                                                                   3,701,275
                                                                                             ---------------
     FOREIGN EQUITY 21.6%
(b)  Franklin Gold and Precious Metals Fund, Advisor Class                          23,599           926,262
     Mutual European Fund, Class Z                                                  85,102         1,742,886
     Templeton China World Fund, Advisor Class                                      28,678           906,791
     Templeton Foreign Fund, Advisor Class                                         212,615         1,392,627
                                                                                             ---------------
                                                                                                   4,968,566
                                                                                             ---------------
     FOREIGN FIXED INCOME 9.9%
     Franklin Templeton Emerging Market Debt Opportunities Fund                     23,208           252,972
     Templeton Global Bond Fund, Advisor Class                                     162,372         2,028,021
                                                                                             ---------------
                                                                                                   2,280,993
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
     (COST $21,312,600) 92.5%                                                                     21,275,304
                                                                                             ---------------
     SHORT TERM INVESTMENTS (Cost $1,701,792) 7.4%
     MONEY MARKET FUNDS 7.4%
(c)  Institutional Fiduciary Trust Money Market Portfolio, 0.00%                 1,701,792         1,701,792
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $23,014,392) 99.9%                               22,977,096
     OTHER ASSETS, LESS LIABILITIES 0.1%                                                              28,704
                                                                                             ---------------
     NET ASSETS 100.0%                                                                       $    23,005,800
                                                                                             ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Templeton Fund Allocator Series
Franklin Templeton 2025 Retirement Target Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                SHARES            VALUE
                                                                           ---------------   ---------------
     INVESTMENTS IN UNDERLYING FUNDS(a)
     DOMESTIC EQUITY 54.5%
(b)  Franklin Flex Cap Growth Fund, Advisor Class                                  116,212   $     4,522,951
(b)  Franklin Growth Opportunities Fund, Advisor Class                             106,009         1,858,344
     Franklin MicroCap Value Fund, Advisor Class                                    30,907           840,056
(b)  Franklin Natural Resources Fund, Advisor Class                                 26,752           834,395
(b)  Franklin Small Cap Growth Fund, Advisor Class                                  91,630           774,271
     Franklin Utilities Fund, Advisor Class                                         51,293           553,456
     Mutual Shares Fund, Class Z                                                   169,667         3,137,137
                                                                                             ---------------
                                                                                                  12,520,610
                                                                                             ---------------
     DOMESTIC FIXED INCOME 9.1%
     Franklin Total Return Fund, Advisor Class                                     100,084           960,811
     Franklin U.S. Government Securities Fund, Advisor Class                       166,050         1,114,192
                                                                                             ---------------
                                                                                                   2,075,003
                                                                                             ---------------
     FOREIGN EQUITY 25.5%
(b)  Franklin Gold and Precious Metals Fund, Advisor Class                          27,909         1,095,426
     Mutual European Fund, Class Z                                                 103,927         2,128,431
     Templeton China World Fund, Advisor Class                                      33,415         1,056,596
     Templeton Foreign Fund, Advisor Class                                         241,805         1,583,823
                                                                                             ---------------
                                                                                                   5,864,276
                                                                                             ---------------
     FOREIGN FIXED INCOME 5.6%
     Franklin Templeton Emerging Market Debt Opportunities Fund                     11,970           130,478
     Templeton Global Bond Fund, Advisor Class                                      92,635         1,157,008
                                                                                             ---------------
                                                                                                   1,287,486
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
     (COST $21,610,264) 94.7%                                                                     21,747,375
                                                                                             ---------------
     SHORT TERM INVESTMENTS (COST $1,205,079) 5.2%
     MONEY MARKET FUNDS 5.2%
(c)  Institutional Fiduciary Trust Money Market Portfolio, 0.00%                 1,205,079         1,205,079
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $22,815,343) 99.9%                               22,952,454
     OTHER ASSETS, LESS LIABILITIES 0.1%                                                              27,121
                                                                                             ---------------
     NET ASSETS 100.0%                                                                       $    22,979,575
                                                                                             ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Templeton Fund Allocator Series
Franklin Templeton 2035 Retirement Target Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                SHARES            VALUE
                                                                           ---------------   ---------------
     INVESTMENTS IN UNDERLYING FUNDS(a)
     DOMESTIC EQUITY 64.4%
(b)  Franklin Flex Cap Growth Fund, Advisor Class                                   75,679   $     2,945,429
(b)  Franklin Growth Opportunities Fund, Advisor Class                              72,452         1,270,080
     Franklin MicroCap Value Fund, Advisor Class                                    21,707           589,987
(b)  Franklin Natural Resources Fund, Advisor Class                                 18,566           579,074
(b)  Franklin Small Cap Growth Fund, Advisor Class                                  65,227           551,169
     Franklin Utilities Fund, Advisor Class                                         35,149           379,258
     Mutual Shares Fund, Class Z                                                   121,874         2,253,443
                                                                                             ---------------
                                                                                                   8,568,440
                                                                                             ---------------
     DOMESTIC FIXED INCOME 2.6%
     Franklin Total Return Fund, Advisor Class                                      16,958           162,795
     Franklin U.S. Government Securities Fund, Advisor Class                        28,251           189,567
                                                                                             ---------------
                                                                                                     352,362
                                                                                             ---------------
     FOREIGN EQUITY 30.8%
(b)  Franklin Gold and Precious Metals Fund, Advisor Class                          20,623           809,451
     Mutual European Fund, Class Z                                                  71,182         1,457,799
     Templeton China World Fund, Advisor Class                                      23,054           728,973
     Templeton Foreign Fund, Advisor Class                                         167,275         1,095,652
                                                                                             ---------------
                                                                                                   4,091,875
                                                                                             ---------------
     FOREIGN FIXED INCOME 1.6%
     Franklin Templeton Emerging Market Debt Opportunities Fund                      2,176            23,724
     Templeton Global Bond Fund, Advisor Class                                      15,309           191,207
                                                                                             ---------------
                                                                                                     214,931
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
     (COST $12,947,721) 99.4%                                                                     13,227,608
                                                                                             ---------------
     SHORT TERM INVESTMENTS (COST $7,354) 0.1%
     MONEY MARKET FUNDS 0.1%
(c)  Institutional Fiduciary Trust Money Market Portfolio, 0.00%                     7,354             7,354
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $12,955,075) 99.5%                               13,234,962
     OTHER ASSETS, LESS LIABILITIES 0.5%                                                              69,915
                                                                                             ---------------
     NET ASSETS 100.0%                                                                       $    13,304,877
                                                                                             ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Templeton Fund Allocator Series
Franklin Templeton 2045 Retirement Target Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                SHARES            VALUE
                                                                           ---------------   ---------------
     INVESTMENTS IN UNDERLYING FUNDS(a)
     DOMESTIC EQUITY 67.2%
(b)  Franklin Flex Cap Growth Fund, Advisor Class                                   51,002   $     1,985,008
(b)  Franklin Growth Opportunities Fund, Advisor Class                              48,554           851,154
     Franklin MicroCap Value Fund, Advisor Class                                    14,305           388,823
(b)  Franklin Natural Resources Fund, Advisor Class                                 12,504           390,003
(b)  Franklin Small Cap Growth Fund, Advisor Class                                  43,175           364,828
     Franklin Utilities Fund, Advisor Class                                         23,325           251,675
     Mutual Shares Fund, Class Z                                                    76,065         1,406,440
                                                                                             ---------------
                                                                                                   5,637,931
                                                                                             ---------------
     FOREIGN EQUITY 32.1%
(b)  Franklin Gold and Precious Metals Fund, Advisor Class                          13,440           527,524
     Mutual European Fund, Class Z                                                  47,066           963,905
     Templeton China World Fund, Advisor Class                                      15,433           487,997
     Templeton Foreign Fund, Advisor Class                                         108,984           713,848
                                                                                             ---------------
                                                                                                   2,693,274
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
     (COST $8,150,584) 99.3%                                                                       8,331,205
                                                                                             ---------------
     SHORT TERM INVESTMENTS (COST $20,431) 0.2%
     MONEY MARKET FUNDS 0.2%
(c)  Institutional Fiduciary Trust Money Market Portfolio, 0.00%                    20,431            20,431
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $8,171,015) 99.5%                                 8,351,636
     OTHER ASSETS, LESS LIABILITIES 0.5%                                                              44,305
                                                                                             ---------------
     NET ASSETS 100.0%                                                                       $     8,395,941
                                                                                             ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Templeton Fund Allocator Series
Franklin Templeton Conservative Target Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                SHARES            VALUE
                                                                           ---------------   ---------------
     INVESTMENTS IN UNDERLYING FUNDS(a)
     DOMESTIC EQUITY 29.1%
(b)  Franklin Flex Cap Growth Fund, Advisor Class                                1,840,904   $    71,647,982
(b)  Franklin Growth Opportunities Fund, Advisor Class                           1,684,719        29,533,116
     Franklin MicroCap Value Fund, Advisor Class                                   523,299        14,223,255
(b)  Franklin Natural Resources Fund, Advisor Class                                415,941        12,973,214
(b)  Franklin Small Cap Growth Fund, Advisor Class                               1,464,641        12,376,213
     Franklin Utilities Fund, Advisor Class                                        868,390         9,369,933
     Mutual Shares Fund, Class Z                                                 2,686,856        49,679,965
                                                                                             ---------------
                                                                                                 199,803,678
                                                                                             ---------------
     DOMESTIC FIXED INCOME 23.4%
     Franklin Total Return Fund, Advisor Class                                   7,738,363        74,288,282
     Franklin U.S. Government Securities Fund, Advisor Class                    12,950,433        86,897,405
                                                                                             ---------------
                                                                                                 161,185,687
                                                                                             ---------------
     FOREIGN EQUITY 13.4%
(b)  Franklin Gold and Precious Metals Fund, Advisor Class                         414,930        16,286,001
     Mutual European Fund, Class Z                                               1,558,473        31,917,517
     Templeton China World Fund, Advisor Class                                     526,357        16,643,400
     Templeton Foreign Fund, Advisor Class                                       4,188,549        27,434,995
                                                                                             ---------------
                                                                                                  92,281,913
                                                                                             ---------------
     FOREIGN FIXED INCOME 14.5%
     Franklin Templeton Emerging Market Debt Opportunities Fund                    961,238        10,477,489
     Templeton Global Bond Fund, Advisor Class                                   7,136,657        89,136,846
                                                                                             ---------------
                                                                                                  99,614,335
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
     (COST $511,106,308) 80.4%                                                                   552,885,613
                                                                                             ---------------
     SHORT TERM INVESTMENTS (COST $133,263,570) 19.4%
     MONEY MARKET FUNDS 19.4%
(c)  Institutional Fiduciary Trust Money Market Portfolio, 0.00%               133,263,570       133,263,570
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $644,369,878) 99.8%                             686,149,183
     OTHER ASSETS, LESS LIABILITIES 0.2%                                                           1,357,105
                                                                                             ---------------
     NET ASSETS 100.0%                                                                       $   687,506,288
                                                                                             ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Templeton Fund Allocator Series
Franklin Templeton Corefolio Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                SHARES            VALUE
                                                                           ---------------   ---------------
     INVESTMENTS IN UNDERLYING FUNDS(a)
     DOMESTIC EQUITY 74.9%
     Franklin Growth Fund, Advisor Class                                         6,270,583   $   229,001,691
     Mutual Shares Fund, Class Z                                                 6,177,910       114,229,561
                                                                                             ---------------
                                                                                                 343,231,252
                                                                                             ---------------
     FOREIGN EQUITY 25.0%
     Templeton Growth Fund Inc., Advisor Class                                   6,975,311       114,674,114
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
     (COST $491,469,466) 99.9%                                                                   457,905,366
                                                                                             ---------------
     SHORT TERM INVESTMENTS (COST $853,941) 0.2%
     MONEY MARKET FUNDS 0.2%
(b)  Institutional Fiduciary Trust Money Market Portfolio, 0.00%                   853,941           853,941
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $492,323,407) 100.1%                            458,759,307
     OTHER ASSETS, LESS LIABILITIES (0.1)%                                                          (446,025)
                                                                                             ---------------
     NET ASSETS 100.0%                                                                       $   458,313,282
                                                                                             ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Templeton Fund Allocator Series
Franklin Templeton Founding Funds Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                SHARES            VALUE
                                                                           ---------------   ---------------
     INVESTMENTS IN UNDERLYING FUNDS(a)
     DOMESTIC EQUITY 33.4%
     MUTUAL SHARES FUND, CLASS Z                                               150,117,509   $ 2,775,672,742
                                                                                             ---------------
     DOMESTIC HYBRID 32.9%
     Franklin Income Fund, Advisor Class                                     1,383,322,044     2,738,977,647
                                                                                             ---------------
     FOREIGN EQUITY 33.4%
     Templeton Growth Fund Inc., Advisor Class                                 169,306,034     2,783,391,197
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
     (COST $10,523,489,266) 99.7%                                                              8,298,041,586
                                                                                             ---------------
     SHORT TERM INVESTMENTS (COST $41,186,120) 0.5%
     MONEY MARKET FUNDS 0.5%
(b)  Institutional Fiduciary Trust Money Market Portfolio, 0.00%                41,186,120        41,186,120
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $10,564,675,386) 100.2%                       8,339,227,706
     OTHER ASSETS, LESS LIABILITIES (0.2)%                                                       (17,485,592)
                                                                                             ---------------
     NET ASSETS 100.0%                                                                       $ 8,321,742,114
                                                                                             ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Templeton Fund Allocator Series
Franklin Templeton Growth Target Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                SHARES            VALUE
                                                                           ---------------   ---------------
     INVESTMENTS IN UNDERLYING FUNDS(a)
     DOMESTIC EQUITY 55.0%
(b)  Franklin Flex Cap Growth Fund, Advisor Class                                2,988,860   $   116,326,417
(b)  Franklin Growth Opportunities Fund, Advisor Class                           2,854,184        50,033,848
     Franklin MicroCap Value Fund, Advisor Class                                   856,122        23,269,402
(b)  Franklin Natural Resources Fund, Advisor Class                                689,385        21,501,908
(b)  Franklin Small Cap Growth Fund, Advisor Class                               2,426,746        20,506,004
     Franklin Utilities Fund, Advisor Class                                      1,477,546        15,942,725
     Mutual Shares Fund, Class Z                                                 4,271,243        78,975,279
                                                                                             ---------------
                                                                                                 326,555,583
                                                                                             ---------------
     DOMESTIC FIXED INCOME 8.9%
     Franklin Total Return Fund, Advisor Class                                   2,545,950        24,441,115
     Franklin U.S. Government Securities Fund, Advisor Class                     4,205,786        28,220,825
                                                                                             ---------------
                                                                                                  52,661,940
                                                                                             ---------------
     FOREIGN EQUITY 25.6%
(b)  Franklin Gold and Precious Metals Fund, Advisor Class                         760,497        29,849,523
     Mutual European Fund, Class Z                                               2,556,257        52,352,138
     Templeton China World Fund, Advisor Class                                     838,094        26,500,516
     Templeton Foreign Fund, Advisor Class                                       6,623,380        43,383,137
                                                                                             ---------------
                                                                                                 152,085,314
                                                                                             ---------------
     FOREIGN FIXED INCOME 5.5%
     Franklin Templeton Emerging Market Debt Opportunities Fund                    338,896         3,693,961
     Templeton Global Bond Fund, Advisor Class                                   2,343,657        29,272,270
                                                                                             ---------------
                                                                                                  32,966,231
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
     (COST $524,601,570) 95.0%                                                                   564,269,068
                                                                                             ---------------
     SHORT TERM INVESTMENTS (COST $28,999,441) 4.9%
     MONEY MARKET FUNDS 4.9%
(c)  Institutional Fiduciary Trust Money Market Portfolio, 0.00%                28,999,441        28,999,441
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $553,601,011) 99.9%                             593,268,509
     OTHER ASSETS, LESS LIABILITIES 0.1%                                                             645,457
                                                                                             ---------------
     NET ASSETS 100.0%                                                                       $   593,913,966
                                                                                             ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Templeton Fund Allocator Series
Franklin Templeton Moderate Target Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                SHARES            VALUE
                                                                           ---------------   ---------------
     INVESTMENTS IN UNDERLYING FUNDS(a)
     DOMESTIC EQUITY 39.0%
(b)  Franklin Flex Cap Growth Fund, Advisor Class                                3,745,238   $   145,764,654
(b)  Franklin Growth Opportunities Fund, Advisor Class                           3,711,207        65,057,457
     Franklin MicroCap Value Fund, Advisor Class                                 1,088,718        29,591,360
(b)  Franklin Natural Resources Fund, Advisor Class                                827,328        25,804,367
(b)  Franklin Small Cap Growth Fund, Advisor Class                               3,035,449        25,649,543
     Franklin Utilities Fund, Advisor Class                                      2,005,149        21,635,559
     Mutual Shares Fund, Class Z                                                 5,246,559        97,008,885
                                                                                             ---------------
                                                                                                 410,511,825
                                                                                             ---------------
     DOMESTIC FIXED INCOME 20.5%
     Franklin Total Return Fund, Advisor Class                                  10,530,871       101,096,363
     Franklin U.S. Government Securities Fund, Advisor Class                    17,077,828       114,592,224
                                                                                             ---------------
                                                                                                 215,688,587
                                                                                             ---------------
     FOREIGN EQUITY 18.1%
(b)  Franklin Gold and Precious Metals Fund, Advisor Class                         867,109        34,034,018
     Mutual European Fund, Class Z                                               3,307,317        67,733,843
     Templeton China World Fund, Advisor Class                                   1,075,999        34,023,084
     Templeton Foreign Fund, Advisor Class                                       8,362,067        54,771,538
                                                                                             ---------------
                                                                                                 190,562,483
                                                                                             ---------------
     FOREIGN FIXED INCOME 12.8%
     Franklin Templeton Emerging Market Debt Opportunities Fund                  1,276,973        13,919,006
     Templeton Global Bond Fund, Advisor Class                                   9,699,875       121,151,439
                                                                                             ---------------
                                                                                                 135,070,445
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
     (COST $867,004,225) 90.4%                                                                   951,833,340
                                                                                             ---------------
     SHORT TERM INVESTMENTS (COST $98,500,606) 9.4%
     MONEY MARKET FUNDS 9.4%
(c)  Institutional Fiduciary Trust Money Market Portfolio, 0.00%                98,500,606        98,500,606
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $965,504,831) 99.8%                           1,050,333,946
     OTHER ASSETS, LESS LIABILITIES 0.2%                                                           2,059,834
                                                                                             ---------------
     NET ASSETS 100.0%                                                                       $ 1,052,393,780
                                                                                             ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Templeton Fund Allocator Series
Franklin Templeton Perspectives Allocation Fund
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                                SHARES            VALUE
                                                                           ---------------   ---------------
     INVESTMENTS IN UNDERLYING FUNDS(a)
     DOMESTIC EQUITY 66.5%
(b)  Franklin Flex Cap Growth Fund, Advisor Class                                1,859,735   $    72,380,886
     Mutual Shares Fund, Class Z                                                 3,904,797        72,199,702
                                                                                             ---------------
                                                                                                 144,580,588
                                                                                             ---------------
     FOREIGN EQUITY 33.1%
     Templeton Growth Fund Inc., Advisor Class                                   4,382,672        72,051,132
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
     (COST $260,286,235) 99.6%                                                                   216,631,720
                                                                                             ---------------
     SHORT TERM INVESTMENTS (COST $868,178) 0.4%
     MONEY MARKET FUNDS 0.4%
(c)  Institutional Fiduciary Trust Money Market Portfolio, 0.00%                   868,178           868,178
                                                                                             ---------------
     TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $261,154,413) 100.0%                            217,499,898
     OTHER ASSETS, LESS LIABILITIES (0.0)%(d)                                                        (97,292)
                                                                                             ---------------
     NET ASSETS 100.0%                                                                       $   217,402,606
                                                                                             ===============

(a)  See Note 4 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

(d)  Rounds to less than 0.1% of net assets.

                      Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting often funds (Funds). The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds).

2. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

3. INCOME TAXES

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                     FRANKLIN
                                             FRANKLIN TEMPLETON      TEMPLETON      FRANKLIN TEMPLETON
                                               2015 RETIREMENT    2025 RETIREMENT     2035 RETIREMENT
                                                 TARGET FUND        TARGET FUND         TARGET FUND
                                             ------------------   ---------------   ------------------
Cost of investments                              $23,278,634        $23,248,857        $13,292,371
                                                 ===========        ===========        ===========
Unrealized appreciation                          $   695,098        $   875,705        $   693,013
Unrealized depreciation                             (996,636)        (1,172,108)          (750,422)
                                                 -----------        -----------        -----------
Net unrealized appreciation (depreciation)       $  (301,538)       $  (296,403)       $   (57,409)
                                                 ===========        ===========        ===========

                                                                                       FRANKLIN TEMPLETON
                                             FRANKLIN TEMPLETON   FRANKLIN TEMPLETON       COREFOLIO
                                              2045 RETIREMENT        CONSERVATIVE          ALLOCATION
                                                TARGET FUND           TARGET FUND             FUND
                                             ------------------   ------------------   ------------------
Cost of investments                              $8,431,590          $648,998,067         $498,689,777
                                                 ==========          ============         ============
Unrealized appreciation                          $  418,054          $ 41,422,197         $  9,792,246
Unrealized depreciation                            (498,008)           (4,271,081)         (49,722,716)
                                                 ----------          ------------         ------------
Net unrealized appreciation (depreciation)       $  (79,954)         $ 37,151,116         $(39,930,470)
                                                 ==========          ============         ============

                                             FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                               FOUNDING FUNDS           GROWTH              MODERATE
                                               ALLOCATION FUND        TARGET FUND          TARGET FUND
                                             ------------------   ------------------   ------------------
Cost of investments                            $10,883,052,941       $556,366,869        $972,383,027
                                               ===============       ============        ============
Unrealized appreciation                        $            --       $ 57,407,534        $ 85,635,308
Unrealized depreciation                         (2,543,825,235)       (20,505,894)         (7,684,389)
                                               ---------------       ------------        ------------
Net unrealized appreciation (depreciation)     $(2,543,825,235)      $ 36,901,640        $ 77,950,919
                                               ===============       ============        ============

                                             FRANKLIN TEMPLETON
                                                PERSPECTIVES
                                                 ALLOCATION
                                                    FUND
                                             ------------------
Cost of investments                             $267,029,989
                                                ============
Unrealized appreciation                         $  1,223,300
Unrealized depreciation                          (50,753,391)
                                                ------------
Net unrealized appreciation (depreciation)      $(49,530,091)
                                                ============

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the Funds' investment manager, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At September 30, 2009, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding.

NAME OF ISSUER                                               % OF SHARES HELD
--------------                                               ----------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Templeton Emerging Market Debt Opportunities Fund         9.92%
Franklin Growth Opportunities Fund                                 7.32%
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
Franklin Growth Fund                                               7.39%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
Mutual Shares Fund                                                18.35%
Templeton Growth Fund Inc.                                        14.70%
Franklin Income Fund                                               5.80%
FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Growth Opportunities Fund                                12.40%
Franklin Small Cap Growth Fund                                     6.42%
FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Growth Opportunities Fund                                16.12%
Franklin Templeton Emerging Market Debt Opportunities Fund        13.17%
Franklin Small Cap Growth Fund                                     8.03%
Franklin Flex Cap Growth Fund                                      5.12%

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

5. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At September 30, 2009, all of the Funds' investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statements of Investments.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/LAURA F. FERGERSON
   -------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  November 25, 2009


By /S/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  November 25, 2009